Summary of Significant Accounting Policies - Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Interest paid on deposits and other borrowings	$ 42,481	$ 51,877	$ 59,552
Income taxes paid	$ 20,000	$ 7,000	$ 17,700